Fair Value (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of reconciliation of fair values
Fair value balance as of June 30, 2020	$14,131,000
Change in fair value reported in the statements of operations	(778,000)
Change in fair value reported in other comprehensive income	70,000
Fair value balance as of September 30, 2020	$13,423,000

Beginning fair value balance on issue date - June 9, 2020	$14,960,000
Change in fair value reported in the statements of operations	(766,000)
Change in fair value reported in other comprehensive income	(63,000)
Ending fair value balance - June 30, 2020	$14,131,000

Schedule of fair value by using key inputs
Fair Value Assumptions - Convertible Notes	September 30, 2020	June 30, 2020
Face value principal payable	$17,000,000	$17,000,000
Original conversion price	$11.50	$11.50
Value of Common Stock	$3.64	$8.80
Expected term (years)	2.67	2.90
Volatility	68%	45%
Market yield	28.0%	23.9%
Risk free rate	0.1% to 0.2%	0.2%

Fair Value Assumptions - Convertible Notes	June 30, 2020	June 9, 2020
Face value principal payable	$17,000,000	$17,000,000
Original conversion price	$11.50	$11.50
Value of Common Stock	$8.80	$10.28
Expected term (years)	2.9	3.0
Volatility	45.0%	45.0%
Market yield (range)	23.9%	23.3% to 23.4%
Risk free rate	0.2%	0.2%